UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Core Strategies: Inflation-Protected Securities Fund
(Formerly Great-West Core Strategies: Inflation-Protected Securities Fund)
(Institutional Class and Investor Class)
Semi-Annual Report
October 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of October 31, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	100.00%
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/22)	(10/31/22)	(05/01/22 – 10/31/22)
Institutional Class
Actual	$1,000.00	$ 945.70	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.79
Investor Class
Actual	$1,000.00	$ 944.80	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.57
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$1,466,104	0.38%, 07/15/2023	$ 1,454,221
2,909,088	0.13%, 10/15/2024	2,823,690
5,237,714	0.13%, 04/15/2025	5,022,938
771,553	0.63%, 01/15/2026	743,998
372,682	0.13%, 04/15/2026	351,570
2,829,478	0.13%, 07/15/2026	2,674,354
3,197,358	0.13%, 10/15/2026	3,008,857
831,785	0.38%, 07/15/2027	785,306
780,455	0.50%, 01/15/2028	734,199
470,944	0.75%, 07/15/2028	448,128
7,845,796	0.88%, 01/15/2029	7,469,902
3,226,688	0.13%, 07/15/2031	2,843,309
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$2,083,439	0.13%, 01/15/2032	$ 1,819,184
601,417	0.63%, 07/15/2032	550,754
TOTAL U.S. TREASURY BONDS AND NOTES — 97.02% (Cost $33,189,066)		$30,730,410
TOTAL INVESTMENTS — 97.02% (Cost $33,189,066)		$30,730,410
OTHER ASSETS & LIABILITIES, NET — 2.98%		$ 944,882
TOTAL NET ASSETS — 100.00%		$31,675,292

TIPS	Treasury Inflation Protected Securities
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2022 (Unaudited)
Empower Core Strategies: Inflation-Protected Securities Fund
ASSETS:
Investments in securities, fair value(a)	$30,730,410
Cash	862,331
Interest receivable	31,328
Subscriptions receivable	133,618
Total Assets	31,757,687
LIABILITIES:
Payable for director fees	10,539
Payable for other accrued fees	61,616
Payable for shareholder services fees	8,141
Redemptions payable	2,099
Total Liabilities	82,395
NET ASSETS	$31,675,292
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,137,058
Paid-in capital in excess of par	32,293,106
Undistributed/accumulated deficit	(1,754,872)
NET ASSETS	$31,675,292
NET ASSETS BY CLASS
Investor Class	$29,413,991
Institutional Class	$2,261,301
CAPITAL STOCK:
Authorized
Investor Class	55,000,000
Institutional Class	20,000,000
Issued and Outstanding
Investor Class	10,753,575
Institutional Class	617,006
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$2.74
Institutional Class	$3.66
(a) Cost of investments	$33,189,066
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended October 31, 2022 (Unaudited)
Empower Core Strategies: Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest	$880,328
Income from securities lending	244
Total Income	880,572
EXPENSES:
Management fees	39,532
Shareholder services fees – Investor Class	38,120
Audit and tax fees	25,837
Custodian fees	5,498
Director's fees	16,586
Legal fees	8,931
Pricing fees	3,893
Registration fees	28,014
Shareholder report fees	242
Transfer agent fees	3,774
Other fees	8,844
Total Expenses	179,271
Less amount waived by investment adviser	99,430
Net Expenses	79,841
NET INVESTMENT INCOME	800,731
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(42,766)
Net realized loss on futures contracts	(18,864)
Net Realized Loss	(61,630)
Net change in unrealized depreciation on investments	(2,166,916)
Net change in unrealized depreciation on futures contracts	(2,610)
Net Change in Unrealized Depreciation	(2,169,526)
Net Realized and Unrealized Loss	(2,231,156)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,430,425)
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 31, 2022 and fiscal year ended April 30, 2022
Empower Core Strategies: Inflation-Protected Securities Fund	October 31, 2022 (Unaudited)	April 30, 2022
OPERATIONS:
Net investment income	$800,731	$555,530
Net realized gain (loss)	(61,630)	37,549
Net change in unrealized depreciation	(2,169,526)	(606,257)
Net Decrease in Net Assets Resulting from Operations	(1,430,425)	(13,178)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(2,851,741)
Institutional Class	-	(403,826)
From return of capital	0	(3,255,567)
From net investment income and net realized gains
Investor Class	-	(3,598,312)
Institutional Class	-	(524,344)
From net investment income and net realized gains	0	(4,122,656)
Total Distributions	0	(7,378,223)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	20,160,891	11,804,332
Institutional Class	692,540	1,987,123
Shares issued in reinvestment of distributions
Investor Class	-	6,450,053
Institutional Class	-	928,170
Shares redeemed
Investor Class	(2,284,805)	(8,022,248)
Institutional Class	(487,434)	(451,584)
Net Increase in Net Assets Resulting from Capital Share Transactions	18,081,192	12,695,846
Total Increase in Net Assets	16,650,767	5,304,445
NET ASSETS:
Beginning of Period	15,024,525	9,720,080
End of Period	$31,675,292	$15,024,525
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,126,564	3,225,110
Institutional Class	182,640	351,507
Shares issued in reinvestment of distributions
Investor Class	-	1,830,692
Institutional Class	-	209,941
Shares redeemed
Investor Class	(806,785)	(2,024,022)
Institutional Class	(128,649)	(88,352)
Net Increase	6,373,770	3,504,876
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/31/2022(Unaudited)	$ 2.90	0.09	(0.25)	(0.16)	—	—	—	—	$ 2.74	(5.52%) (c)
4/30/2022	$ 6.46	0.24	(0.13)	0.11	(1.64)	(0.21)	(1.82)	(3.67)	$ 2.90	0.54%
4/30/2021 (d)	$10.00	0.25	0.01	0.26	—	(1.97)	(1.83)	(3.80)	$ 6.46	3.22% (c)
Institutional Class
10/31/2022(Unaudited)	$ 3.87	0.14	(0.35)	(0.21)	—	—	—	—	$ 3.66	(5.43%) (c)
4/30/2022	$ 7.32	0.28	(0.16)	0.12	(1.61)	(0.14)	(1.82)	(3.57)	$ 3.87	0.73%
4/30/2021	$10.39	0.15	0.66	0.81	—	(2.05)	(1.83)	(3.88)	$ 7.32	8.43%
4/30/2020	$10.22	0.22	0.26	0.48	—	(0.27)	(0.04)	(0.31)	$10.39	4.68%
4/30/2019 (e)	$10.00	0.19	0.07	0.26	—	(0.04)	—	(0.04)	$10.22	2.60% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
10/31/2022(Unaudited)	$29,414	1.42% (g)	0.70% (g)	6.61% (g)	8% (c)
04/30/2022	$12,843	1.90%	0.70%	5.02%	50%
04/30/2021 (d)	$ 9,062	0.96% (g)	0.70% (g)	4.14% (g)	147%
Institutional Class
10/31/2022(Unaudited)	$ 2,261	2.31% (g)	0.35% (g)	7.47% (g)	8% (c)
04/30/2022	$ 2,181	3.43%	0.35%	5.18%	50%
04/30/2021	$ 658	8.35%	0.35%	1.72%	147%
04/30/2020	$ 209	22.01%	0.38%	2.08%	59%
04/30/2019 (e)	$ 88	1.72% (g)	0.40% (g)	2.26% (g)	121% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Investor Class inception date was September 3, 2020.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Core Strategies: Inflation-Protected Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek real return consistent with the preservation of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - October 31, 2022

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2022, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - October 31, 2022

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2022 were as follows:
Federal tax cost of investments	$33,228,392
Gross unrealized appreciation on investments	47,901
Gross unrealized depreciation on investments	(2,545,883)
Net unrealized depreciation on investments	$(2,497,982)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 3 futures contracts, net of both long and short positions, for the reporting period.
The effect of derivative investments for the period ended October 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(18,864)	Net change in unrealized depreciation on futures contracts	$(2,610)

Semi-Annual Report - October 31, 2022

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds has entered into an investment advisory agreement with Empower Capital Management, LLC (ECM or the Adviser), a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.33% of the Fund’s average daily net assets up to $1 billion dollars, 0.28% of the Fund's average daily net assets over $1 billion dollars and 0.23% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on August 28, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 31, 2022, the amounts available for recoupment were as follows:
Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025	Expires October 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$148,133	$146,958	$158,233	$99,430	$0
The Adviser and Empower Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. (the Sub-Adviser). The Adviser is responsible for compensating the Sub-Adviser for its services.
Empower Funds entered into a shareholder services agreement with Empower, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $983,250 for the period January 1 through October 31, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investments of U.S. Government securities were $19,590,749 and $1,761,636, respectively. For the same period, there were no purchases or sales of non long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of October 31, 2022.

Semi-Annual Report - October 31, 2022

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to October 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.
The Board of Directors of Empower Funds, Inc. recently approved a change to the Fund’s fiscal year end from April 30 to December 31, beginning December 31, 2022.

Semi-Annual Report - October 31, 2022

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:December 16, 2022